United States
SECURITIES AND EXCHANGE COMMISSION
WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		July 22, 2010


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $190,474

List of Other Included Managers: NONE

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	FORM 13F INFORMATION TABLE

Name of Issuer					Title of Class	CUSIP	 	Value 	 SHRS 		Investment    Other Manager Voting
     										(X$1000)       		Discretion		    Authority
ACI WORLDWIDE INC COM				COM		004498101	44 	 2,301.00 	SOLE			    SOLE
AFFYMETRIX INC OC-CAP STK			COM		00826T108	300 	 50,900.00 	SOLE			    SOLE
ALTRIA GROUP INC				COM		02209S103	8690	 433,851.00	SOLE			    SOLE
AOL INC						COM		00184X105	312 	 15,000.00 	SOLE			    SOLE
APPLE INC					COM		037833100	42 	 170.00 	SOLE		            SOLE
ARIBA INC COM NEW              			COM NEW		04033V203	8025	 503,500.00	SOLE			    SOLE
AT&T INC					COM 		00206R102	74 	 3,065.00 	SOLE			    SOLE
BANK OF AMERICA CORP				COM		060505104	653 	 45,500.00 	SOLE			    SOLE
BEST BUY CO INC					COM		086516101	7015	 207,326.00	SOLE			    SOLE
BLACKROCK KELSO CAP CORPORATION			COM		092533108	104 	 10,600.00 	SOLE			    SOLE
BUNGE LIMITED COM				COM		G16962105	7018	 142,614.00	SOLE			    SOLE
CAREER ED CORP COM				COM		141665109	4179 	 181,600.00 	SOLE			    SOLE
CH ROBINSON WORLDWIDE INC			COM NEW		12541W209	5393 	 96,900.00 	SOLE			    SOLE
CISCO SYSTEMS INC				COM		17275R102	54 	 2,554.00 	SOLE			    SOLE
CITIGROUP INC					COM		172967101	974 	 259,200.00 	SOLE			    SOLE
COMPANHIA DE BEBIDAS DAS AMERSAMBEV  		SPON ADR PFD	20441W203	50 	 500.00 	SOLE			    SOLE
CONOCOPHILLIPS					COM		20825C104	8468 	 172,600.00 	SOLE			    SOLE
D R HORTON INC					COM		23331A109	495 	 50,400.00 	SOLE			    SOLE
DELL INC					COM		24702R101	317 	 26,300.00 	SOLE			    SOLE
DENBURY RESOURCES INC				COM NEW		247916208	58 	 4,000.00 	SOLE			    SOLE
DEVON ENERGY CORP				COM		25179M103	8274 	 135,854.00 	SOLE			    SOLE
EBAY INC COM					COM		278642103	449 	 22,900.00 	SOLE			    SOLE
FIDELITY NATL FINANCIAL INC   CL A		CL A		31620R105	475 	 36,600.00 	SOLE			    SOLE
FLUOR CORP NEW COM				COM		343412102	7867 	 185,142.00 	SOLE			    SOLE
FOREST OIL CORP               COM PAR $0.01	COM PAR  $0.01	346091705	8199 	 299,618.00 	SOLE			    SOLE
FRONTIER COMMUNICATIONS CORP  COM		COM		35906A108	7753 	 1,092,021.00 	SOLE			    SOLE
GENERAL ELECTRIC CO				COM		369604103	326 	 22,700.00 	SOLE			    SOLE
GENZYME CORP					COM		372917104	9380 	 184,800.00 	SOLE			    SOLE
HEWLETT-PACKARD CO				COM		428236103	32 	 750.00 	SOLE			    SOLE
INTERNATIONAL BUSINESS MACHINE			COM		459200101	253 	 2,050.00 	SOLE			    SOLE
INTERPUBLIC GROUP OF COS INC/T			COM		460690100	8069 	 1,131,000.00 	SOLE			    SOLE
JONES LANG LASALLE INC				COM		48020Q107	32 	 500.00 	SOLE			    SOLE
JPMORGAN CHASE & CO				COM		46625H100	4150 	 113,400.00 	SOLE			    SOLE
KROGER CO COM					COM		501044101	8127 	 413,108.00 	SOLE			    SOLE
LSI CORP					COM		502161102	7365 	 1,599,500.00 	SOLE			    SOLE
MCDONALD'S CORP					COM		580135101	143 	 2,184.00 	SOLE			    SOLE
MILLICOM INTL CELLULAR SA     SHS NEW		SHS NEW		L6388F110	8687 	 107,150.00 	SOLE			    SOLE
MOODY'S CORP					COM		615369105	328 	 16,500.00 	SOLE			    SOLE
NATIONAL OILWELL VARCO INC			COM		637071101	7886 	 238,564.00 	SOLE			    SOLE
PAMPA ENERGIA SA	S			PONS ADR LVLI	697660207	26	 2,600.00 	SOLE			    SOLE
PFIZER INC					COM		717081103	8641 	 606,217.00 	SOLE			    SOLE
PHILIP MORRIS INTERNATIONAL IN			COM		718172109	6298 	 137,400.00 	SOLE			    SOLE
REGIONS FINANCIAL CORP				COM		7591EP100	328 	 50,000.00 	SOLE			    SOLE
RF MICRO DEVICES INC COM			COM		749941100	284 	 72,700.00 	SOLE			    SOLE
SOHU.COM INC COM				COM		83408W103	368 	 8,950.00 	SOLE			    SOLE
SPRINT NEXTEL CORP				COM SERI	852061100	7579 	 1,787,500.00 	SOLE			    SOLE
TIME WARNER CABLE INC				COM		88732J207	9203 	 176,748.00 	SOLE			    SOLE
UNITEDHEALTH GROUP INC				COM		91324P102	522 	 18,400.00 	SOLE			    SOLE
VISA INC					COM CL A	92826C839	8356 	 118,075.00 	SOLE			    SOLE
WAL-MART STORES INC				COM		931142103	48 	 1,000.00 	SOLE			    SOLE
WILLIS GROUP HOLDINGS PUBLIC  LIMITED COMPANY	SHS   		G96666105	8211 	 273,162.00 	SOLE			    SOLE
YAHOO! INC					COM		984332106	525 	 38,000.00 	SOLE			    SOLE

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